INCOME TAXES (Schedule of Statutory Income Tax Rates) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
INCOME TAXES [Abstract]
Federal statutory income rate		$ 521,000
State income taxes, net of federal benefit		70,000
Permanent items		(1,000)
Change in valuation allowance		(590,000)
Total income tax benefit